MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
Disclosure of detailed information about amortization useful life on straight line basis [Table Text Block]
Asset	San Albino Mine
Plant	6 years*
Building	10 years
Equipment	2-5 years